Segment Information - Summary of operating segment (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Net revenue	R$ 6,987,180	R$ 3,403,709	R$ 14,505,174	R$ 6,318,859
Performance Assessed By Company	748,488	1,006,499	748,488	1,006,499
Depreciation and amortization			(1,329,718)	(536,700)
Financial income	665,538	414,057	2,225,722	792,159
Financial expenses	(934,079)	(618,459)	(2,721,858)	(1,161,816)
Income tax			(139,656)	(30,746)
Net income (loss)	(392,083)	55,923	(1,217,022)	69,397
Natura and Co Latam [Member]
Disclosure of operating segments [line items]
Net revenue			8,138,082	4,048,390	R$ 4,048,390
Performance Assessed By Company	680,802	728,909	680,802	728,909
Depreciation and amortization			(458,872)	(167,260)
Financial income			1,749,654	769,227
Financial expenses			(1,932,291)	(1,102,304)
Income tax			(207,473)	(79,148)
Net income (loss)			(168,179)	149,425
Avon International [Member]
Disclosure of operating segments [line items]
Net revenue			3,771,535
Performance Assessed By Company	40,361		40,361
Depreciation and amortization			(390,836)
Financial income			356,290
Financial expenses			(676,915)
Income tax			(12,223)
Net income (loss)			(683,323)
TBS International [Member]
Disclosure of operating segments [line items]
Net revenue			1,872,436	1,717,823	1,717,823
Performance Assessed By Company	278,581	286,527	278,581	286,527
Depreciation and amortization			(356,197)	(286,141)
Financial income			43,491	18,140
Financial expenses			(75,346)	(46,057)
Income tax			(57,290)	12,983
Net income (loss)			(166,761)	(14,548)
Aesop International [Member]
Disclosure of operating segments [line items]
Net revenue			723,121	552,646	R$ 552,646
Performance Assessed By Company	180,574	118,183	180,574	118,183
Depreciation and amortization			(123,813)	(83,299)
Financial income			10,403	4,792
Financial expenses			(28,729)	(13,455)
Income tax			(10,018)	(7,802)
Net income (loss)			28,416	18,419
Corporate Expenses [Member]
Disclosure of operating segments [line items]
Net revenue
Performance Assessed By Company	R$ (431,830)	R$ (127,120)	(431,830)	(127,120)
Depreciation and amortization
Financial income			65,884
Financial expenses			(8,577)
Income tax			147,348	43,221
Net income (loss)			R$ (227,175)	R$ (83,899)